Accounts receivable, net	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2023	June 30, 2024	Jue 30, 2024
	SGD	SGD	USD
Accounts receivable	590,691	570,038	420,630
Less: Allowance for expected credit losses	(9,802)	(9,802)	(7,233)
Total accounts receivable, net	580,889	560,236	413,397

Movements of allowance for expected credit losses accounts are as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Allowance for expected credit losses, beginning balance	9,102	9,802	7,233
Addition	7,619	-	-
Write-off / recovery	(6,919)	-	-
Allowance for expected credit losses, ending balance	9,802	9,802	7,233

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit losses accounts, based on the invoice date is as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Within 30 days	521,337	515,061	380,063
Between 31 and 60 days	5,698	25,979	19,170
Between 61 and 90 days	10,405	4,733	3,492
More than 90 days	43,449	14,463	10,672
Total accounts receivable, net	580,889	560,236	413,397